Putnam Investments
100 Federal Street
Boston, MA 02110
March 31, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust on behalf of Putnam Short Term Investment Fund (Reg. No. (333-515) (811-07513),
Post-Effective Amendment No. 333 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission. The Amendment is being filed for the purpose of registering one new class of shares of the Fund, class G shares. The Amendment relates solely to class G of the Fund, and nothing contained therein is intended to amend or supersede any prior filing relating to other classes of the Fund or any other series of the Trust. The disclosure included in the Amendment is otherwise consistent with that included in the most recent Post-Effective Amendment on Form N-1A dated November 30, 2019 and filed with the Securities and Exchange Commission on November 27, 2019. The Amendment is expected to become effective on May 30, 2020.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 10044.

Very truly yours,

Caitlin Robinson
Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP